IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of impairment test of goodwill and other assets

Book value	170,163
Cash Flow Period	2025 to 2034 + perpetuity
Gross Margin	Gross margin update based on historical data, incorporation of business restructuring impacts and market trends
Cost updating	Update of costs based on historical data of each product and incorporation of the impacts of business restructuring
Perpetuity growth rate	No growth
Discount rate, in real terms	11.89%
Measurement of recoverable value	VIU
Projected price range R$ / t	Market-based data
Sensitivity of key assumptions	A 2% reduction in volume or a 3% reduction in price would result in the estimated recoverable amount equal to the carrying amount of this CGU
Test result	The recoverable value of the asset exceeds its book value, therefore no impairment loss is recognized.

Goodwill allocated to Mining operations

Book value	3,236,402
Cash Flow Period	2025 to 2066 (end of mine life)
Gross Margin	It reflects cost projection due to the progress of the mining plan as well as startup and operational ramp-up of projects. Projected prices and exchange rates according to sector reports
Cost updating	Update of costs based on historical data, progress of the mining plan as well as startup and ramp-up of projects
Perpetuity growth rate	No perpetuity
Discount rate, in real terms	11.10%
Measurement of recoverable value	FVLCD
Projected price range R$ / t	Market-based data
Sensitivity of key assumptions	A 20% reduction in volume or a 9% reduction in price would result in the estimated recoverable amount equal to the carrying amount of that CGU
Test result	The recoverable value of the asset exceeds its book value, therefore no impairment loss is recognized.

Goodwill allocated to Other Steel Operations

Book value	15,225
Cash Flow Period	2025 to 2034 + perpetuity
Gross Margin	Update of gross margin based on historical data and market trends
Cost updating	Updating costs based on historical data and market trends
Perpetuity growth rate	No growth
Discount rate, in real terms	11.89%
Measurement of recoverable value	VIU
Projected price range R$ / t	Market-based data
Sensitivity of key assumptions	A 10% reduction in revenue would result in the estimated recoverable amount equal to the carrying amount of this CGU
Test result	The recoverable value of the asset exceeds its book value, therefore no impairment loss is recognized.

Goodwill and Brands allocated to Long Steel operations - SWT

Book value	453,133
Cash Flow Period	2025 to 2034 + perpetuity
Gross Margin	Update of gross margin based on historical data and market trends
Cost updating	Updating costs based on historical data and market trends
Perpetuity growth rate	No growth
Discount rate, in real terms	4.14%, in Euro
Measurement of recoverable value	VIU
Projected price range € / t	Market-based data
Sensitivity of key assumptions	A 24% reduction in volume or a 4% reduction in price would result in the estimated recoverable amount equal to the carrying amount of that CGU
Test result	The recoverable value of the asset exceeds its book value, therefore no impairment loss is recognized.

Goodwill and Brands with indefinite useful life allocated to Cement Operations

Book value	503,692
Cash Flow Period	2025 to 2034 + perpetuity
Gross Margin	Update of gross margin based on historical data and market trends
Cost updating	Study-based costs and market trends
Perpetuity growth rate	Growth in line with inflation
Discount rate, in nominal terms	12.95%
Measurement of recoverable value	VIU
Projected price range R$ / t	Market-based data
Sensitivity of key assumptions	A 27% reduction in volume or 13% in price would result in the estimated recoverable amount equal to the carrying amount of this CGU
Test result	The recoverable value of the asset exceeds its book value, therefore no impairment loss is recognized.

Schedule of investment impairment test

Book Value	1,796,451
Cash Flow Period	2025 to 2057 (end of concession)
Gross margin	Estimated based on market study to capture loads and operating costs according to market trend studies
Cost estimate	Costs based on study and market trends and simulations that calculate diesel costs, main operating cost
Perpetuity growth rate	No growth rate was considered due to the projected model until the end of the concession in 2057
Discount rate, in real terms	Ranges from 5.56% to 6.68% in real terms
Measurement of recoverable value	VIU
Range of prices projected for rail transport	Market-based data
Sensitivity of key assumptions	An 18% reduction in sales volume would result in the estimated recoverable amount equal to the carrying amount of this asset
Test result	The recoverable amount of the investment is higher than its book values, and no impairment loss is recognized